Subsequent Events	12 Months Ended
Sep. 30, 2015
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events.

On October 20, 2015, the Company received notice from the Claims Administrator for the Deepwater Horizon Economic and Property Damages Settlement Program that the Company’s claim in the amount of $2,106,281 qualifies for payment under the terms of the Economic and Property Damages Settlement Agreement. BP appealed $62,000 of the claim amount or to have the claim recalculated by the Claim Administrator.  On December 18, 2015 BP accepted the Company’s proposal of $2,047,651.  The Company will receive the payment and pay a 17.5% contingency fee in fiscal 2016.